Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities [Line Items]
Intangible assets	$ 21,929,000
Total assets acquired	7,064,000
Net deferred tax liabilities		$ 4,355,000
Other labilities	605,000
Total liabilities assumed	38,730,000
Net assets acquired	21,814,000
Level 3 [Member]
Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities [Line Items]
Contingent consideration	(18,603,000)	(38,341,000)
Fair Value, Inputs, Level 1
Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities [Line Items]
Contingent consideration	$ (2,000,000)	$ (2,800,000)